PREPAID EXPENSE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expense and Other Current Assets Disclosure
5. PREPAID EXPENSE AND OTHER CURRENT ASSETS

	At December 31,
	2016	2017

Refundable deposits(1)	$1,821,545	$7,927,825
Prepaid rental fees(2)	-	1,652,826
EPC Warranty reimbursement receivables	-	132,007
Others	72,045	830,164

Total prepaid expenses and other current assets	$1,893,590	$10,542,822

(1)	As of December 31 2017, refundable deposits mainly represented refundable deposits for the bidding of the project asset construction rights.
(2)	As of December 31, 2017, prepaid rental fees mainly represented rooftop rental payments for solar systems for one year.